Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Not Designated as Hedging Instrument, Foreign Exchange Forward, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	$ 1,001
Other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	2,051	2,533
Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(1,050)
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	1,001
Fair Value, Inputs, Level 2 | Other current assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value	2,051	2,533
Fair Value, Inputs, Level 2 | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (1,050)